Other Assets	12 Months Ended
Dec. 31, 2017
OTHER ASSETS.
OTHER ASSETS

20. OTHER ASSETS

($ millions)	Dec 31 2017	Dec 31 2016

Investments	224	191

Prepaids and other	987	1 057

	1 211	1 248

Prepaids and other includes long-term accounts receivables related to deposits paid on Notices of Reassessments that have been received from the Canada Revenue Agency (CRA) and are unlikely to be settled within one year.